CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY AND COMPREHENSIVE LOSS (USD $)	Common Stock	Additional Paid-in-Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Accumulated Deficit	Total		Total Comprehensive Loss
Balance at Dec. 31, 2008	$ 1,281,640	$ 765,347,706	$ (359,253)	$ (743,586)	$ (639,662,385)	$ 125,864,122
Balance at December 31, 2011 (shares) at Dec. 31, 2008	12,816,400			40,211
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(40,708,552)	(40,708,552)		(40,708,552)
Foreign currency translation gain			1,293,770			1,293,770		1,293,770
Unrealized loss on available-for-sale securities, net of reclassification adjustments for realized net losses and gains			(131,308)			(131,308)		(131,308)
Total comprehensive loss								(39,546,090)
Stock based compensation	22,190	2,264,858				2,287,048
Stock based compensation (in shares)	221,900
Stock issued under employee stock purchase plan	2,083	196,008				198,091
Stock issued under employee stock purchase plan (in shares)	20,824
Purchase of treasury shares				(534,418)		(534,418)
Purchase of treasury shares (in shares)				58,409
Balance at Dec. 31, 2009	1,305,913	767,808,572	803,209	(1,278,004)	(680,370,937)	88,268,753
Balance (in shares) at Dec. 31, 2009	13,059,124			98,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(46,958,921)	(46,958,921)		(46,958,921)
Foreign currency translation gain			276,959			276,959		276,959
Unrealized loss on available-for-sale securities, net of reclassification adjustments for realized net losses and gains			(114,300)			(114,300)		(114,300)
Total comprehensive loss								(46,796,262)
Stock based compensation	31,079	1,851,299				1,882,378
Stock based compensation (in shares)	310,800
Reclassification adjustment - stock split	(1,203,293)	1,203,293
Purchase of treasury shares				(441,506)		(441,506)
Purchase of treasury shares (in shares)				81,829
Balance at Dec. 31, 2010	133,699	770,863,164	965,868	(1,719,510)	(727,329,858)	42,913,363
Balance (in shares) at Dec. 31, 2010	13,369,924			180,449
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(27,453,954)	(27,453,954)		(27,453,954)
Foreign currency translation gain			(55,626)			(55,626)		(55,626)
Unrealized loss on available-for-sale securities, net of reclassification adjustments for realized net losses and gains			18,502			18,502		18,502
Total comprehensive loss								(27,491,078)
Stock based compensation	2,217	1,848,330		(3,030)		1,847,517
Stock based compensation (in shares)	221,737			833
Public offering common stock, net	93,328	11,831,027				11,924,355
Public offering common stock, net (in shares)	9,332,750
Issuance of treasury shares		(328,650)		328,650
Issuance of treasury shares (in shares)				(35,000)
Purchase of treasury shares				(158,492)		(158,492)
Purchase of treasury shares (in shares)				19,624
Balance at Dec. 31, 2011	229,244	784,213,871	928,744	(1,552,382)	(754,783,812)	29,035,665
Balance (in shares) at Dec. 31, 2011	22,924,411			165,906
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(23,388,120)	(23,388,120)	[1]
Foreign currency translation gain			106,585			106,585	[1]
Stock based compensation	3,229	1,497,008				1,500,237
Stock based compensation (in shares)	322,844
Public offering common stock, net	149,500	15,640,770				15,790,270
Public offering common stock, net (in shares)	14,950,000
Balance at Sep. 30, 2012	$ 381,973	$ 801,351,649	$ 1,035,329	$ (1,552,382)	$ (778,171,932)	$ 23,044,637	[1]
Balance (in shares) at Sep. 30, 2012	38,197,255			165,906

[1]	(Unaudited)